DEBT	3 Months Ended
Mar. 31, 2025
Debt Disclosure [Abstract]
DEBT

NOTE 4 – DEBT

Related Party - Salkind Loans

On February 2, 2024, Dr. Salkind, Board Chairman, loaned the Company $150,000 of short-term debt financing for working capital (Salkind February 2024 Loan). The unsecured loan was payable on demand and boar interest at 10% per annum, payable monthly.

On June 27, 2024, the Company entered into a new Loan Agreement with Dr. Salkind and a relative of Dr. Salkind (Salkind June 2024 Loan) for no additional consideration from the lenders, effectively cancelling the Salkind February 2024 Loan. The Salkind June 2024 Loan is a $160,000 non-interest-bearing loan, which includes an Original Issue Discount of $10,000. The $160,000 in principal is due on demand on or after December 31, 2024, and was convertible at the option of the lenders at any time into shares of the Company’s restricted common stock at a conversion rate of $0.50 per share.

On July 5, 2024, the Company entered into another Loan Agreement with Dr. Salkind for additional proceeds of $50,000, and on July 23, 2024, entered into a Loan Agreement with Dr. Salkind’s son for additional proceeds of $50,000. Both July 2024 loans were issued under the same non-interest, repayment, and conversion terms as the Salkind June 2024 Loan.

On December 30, 2024, the Salkind June 2024 Loan and the July 2024 Salkind loans were converted into shares of the Company’s common stock at a rate of $0.50 per share. A total of $250,000 in debt principal and $11,500 in Original Issue Discount was converted into a total of 523,000 shares of common stock, in full settlement of debt outstanding to Dr. Salkind and his son. The Company recognized $11,500 in interest expense under the loans related to amortization of the OID for the year ended December 31, 2024.

Related Party - Other Loans

During the quarter ended June 30, 2024, the Company entered into the following loan agreements with its corporate attorney in exchange for cash or the cancellation of invoices outstanding related to legal services performed by the attorney.

Loan 1, dated April 2024, was a non-interest-bearing demand loan issued in exchange for $70,000 cash, and included a $4,000 discount. The $74,000 in principal was paid in full during 2024, and the Company recognized $4,000 in interest expense associated with the debt discount during the year ended December 31, 2024.

Loan 2, dated April 2024, was a non-interest-bearing demand loan issued in exchange for $40,000 in cash. The principal was paid in full during 2024.

Loan 3, dated June 2024, is a non-interest-bearing demand loan issued in exchange for the cancellation of $20,000 in invoices outstanding related to legal services performed. Loan 3 included an Original Issue Discount (OID) of $5,000. The $25,000 in principal and Original Issue Discount is payable on demand on or after December 31, 2024, and is also convertible at the option of the lender into the Company’s restricted common stock at a conversion rate of $0.50 per share.

Loan 4, dated June 2024, is a non-interest-bearing demand loan issued in exchange for $37,000 in cash. Loan 4 included an Original Issue Discount of $15,000. The $52,000 in principal and Original Issue Discount is payable on demand at any time on or after December 31, 2024, and is also convertible at the option of the lender into the Company’s restricted common stock at a conversion rate of $0.50 per share.

During the quarter ended September 30, 2024, the Company entered into the following loan agreements with its corporate attorney in exchange for cash.

Loans 5 and 6, dated July 2024, consists of two verbal, non-interest-bearing loans totaling $78,000 to the Company on a short-term basis. Loan 7, dated September 2024, consists of a verbal, non-interest-bearing loan issued in exchange for $75,000 in cash on a short-term basis.

On October 8, 2024, the corporate attorney and the Company entered into a modification to Loans 3, 4, 5, 6, and 7 above which provides the following:

•	Loans 3 and 4 were amended to include a provision that, if the Company elects to prepay the loans, the Company will provide at least five days written notice to the debt holder of such intent for prepayment allowing the debt holder the opportunity to convert the debt.
•	Loans 5, 6, and 7, totaling $87,000 in outstanding principal were amended to add a $13,000 OID and a conversion option in which the debt and OID are convertible at any time at a rate of $1.00 per share at the option of the debt holder. In addition, in the event the Company receives additional financing or revenues, the Company shall, by Friday of each week in which such event occurs, notify the debt holder and shall give the debt holder the opportunity to demand immediate payment of at least 15% of such financing and/or revenues received by the Company until Loans 5, 6, and 7 have been paid in full.
•	The parties agree that all repayments of loans by the Company to the debt holder shall first reduce the outstanding principal and OID of Loans 5, 6, and 7.

On December 30, 2024, Loans 3 and 4 were converted into shares of the Company’s common stock at a rate of $0.50 per share. A total of $57,000 in debt principal and $20,000 in Original Issue Discount was converted into a total of 154,000 shares of common stock. In addition, the Company’s counsel converted $69,000 of the remaining outstanding debt principal and $3,000 in OID on Loans 5, 6, and 7 into a total of 72,000 shares of common stock. There were no loans remaining outstanding from the Company’s counsel at December 31, 2024. The Company recognized $33,000 in interest expense under the loans related to amortization of OID for the year ended December 31, 2024.

During the quarter ended March 31, 2025, the Company entered into a Loan Agreement with its corporate attorney (the lender) effectively agreeing to replace $24,000 in trade payables into a demand promissory note, which included $6,000 in original issue discount. The Loan Agreement included a conversion feature, at the sole option of the lender, to convert the outstanding obligations into shares of the Company’s restricted common stock at a conversion price of $1.75. In February, 2025, the lender agreed to convert the loan principal and original issue discount into 17,143 shares of common stock in full settlement of the Loan Agreement.

Merchant Agreements

In November 2023, the Company entered into an agreement for the purchase and sale of future receivables (2023 Merchant Agreement) with a financial institution in exchange for $200,000 in funding (the 2023 Purchase Price). The 2023 Purchase Price is to be repaid through daily payments representing 10% of future customer payments on receivables until a total of $272,000 is paid. The Company recorded a debt discount associated with the 2023 Merchant Agreement totaling $72,000 which is being amortized through interest expense over the expected term of the agreement of 170 days. The Company recognized $33,578 in interest expense associated with the amortization of the debt discount for the six months ended June 30, 2024. In connection with the 2023 Merchant Agreement, and as additional consideration, the Company has agreed to issue a total of 16,765 shares of its Common Stock to the financial institution, of which 6,765 were issued in 2024, in an amount equal to 5% of the Purchase Price, or $10,500, which was recorded as additional debt discount. The number of shares issued is equal to 5% of the 2023 Purchase Price divided by the average closing per share price of the common stock for the previous twenty (20) days from the signed date of the 2023 Merchant Agreement. During April 2024, the total balance of principal and interest payable on the 2023 Merchant Agreement funding of approximately $112,000 was rolled into the April 2024 Merchant Agreement (discussed below) and settled in full. The Company recognized approximately $47,000 in interest expense associated with the amortization of the debt discount under this agreement for the year ended December 31, 2024.

In February 2024, the Company entered into an agreement for the purchase and sale of future receivables (February 2024 Merchant Agreement) with the same financial institution associated with the 2023 Merchant Agreement for the sale of future receivables in exchange for $150,000 in funding (the 2024 Purchase Price), less a $7,500 origination fee. The 2024 Purchase Price is to be repaid through daily payments representing 10% of future customer payments receivables until a total of approximately $205,350 is paid. The Company recorded a debt discount associated with the February 2024 Merchant Agreement totaling $62,850 which is being amortized through interest expense over the expected term of the agreement of 170 days. In connection with the February 2024 Merchant Agreement, and as additional consideration, the Company has agreed to issue 20,135 shares of its Common Stock to the financial institution in an amount equal to 5% of the Purchase Price, or $7,500, which was recorded as additional debt discount. During August 2024, the total balance of principal and interest payable on the February 2024 Merchant Agreement funding of approximately $69,000 was rolled into the August 2024 Merchant Agreement (discussed below) and settled in full. The Company recognized approximately $63,000 in interest expense associated with the amortization of the debt discount under this agreement for the year ended December 31, 2024.

In April 2024, the Company entered into an agreement for the purchase and sale of future receivables (April 2024 Merchant Agreement) with a financial institution for the sale of future receivables in exchange for $250,000 in funding (the April 2024 Purchase Price) in exchange for $127,000 in cash and full settlement of the November 2023 Merchant Agreement funding discussed above. The Purchase Price is to be repaid through daily payments representing 10% of future customer payments receivables until a total of approximately $342,250 is paid. In connection with the April 2024 Merchant Agreement, and as additional consideration, the Company agreed to issue 12,854 shares of its common stock to the financial institution in an amount equal to 5% of the Purchase Price, or $12,500, which was recorded as additional debt discount. The number of shares issued is equal to 5% of the Purchase Price divided by the average closing per share price of the Company’s common stock for the previous twenty (20) days from the signed date of the Merchant Agreement. This agreement superseded the Merchant Agreement executed in November 2023. During September 2024, the total balance of principal and interest payable on the April 2024 Merchant Agreement funding of approximately $139,000 was rolled into the September 2024 Merchant Agreement (discussed below) and settled in full. The Company recognized approximately $103,000 in interest expense associated with the amortization of the debt discount under this agreement for the year ended December 31, 2024.

In August 2024, the Company entered into an agreement for the purchase and sale of future receivables (August 2024 Merchant Agreement) with a financial institution for the sale of future receivables in exchange for $200,000 in funding (the August 2024 Purchase Price), of which $121,147 represented cash proceeds, and the balance applied as full settlement of the outstanding obligations under the February 2024 Merchant Agreement funding discussed above. The Purchase Price is to be repaid through daily payments representing 16% of future customer payments received until a total of approximately $273,800 is paid. In connection with the August 2024 Merchant Agreement, and as additional consideration, the Company has agreed to issue 2,779 shares of its common stock to the financial institution in an amount equal to 5% of the new principal Advance Amount, or $6,057, which was recorded as debt discount. The number of shares issued is equal to 5% of the Advance Amount divided by the average closing per share price of the Company’s common stock for the previous twenty (20) days from the date signed by the Merchant Agreement. During December 2024, the total balance of principal and interest payable on the August 2024 Merchant Agreement funding of approximately $125,000 was rolled into the December 2024 Merchant Agreement (discussed below) and settled in full. The Company recognized approximately $84,000 in interest expense associated with the amortization of the debt discount under this agreement for the year ended December 31, 2024.

In September 2024, the Company entered into an agreement for the purchase and sale of future receivables (September 2024 Merchant Agreement) with a financial institution for the sale of future receivables in exchange for $250,000 funding (the September 2024 Purchase Price), of which $98,699 represented cash proceeds, and the balance applied as full settlement of the outstanding obligations under the April 2024 Merchant Agreement funding discussed above. The Purchase Price is to be repaid through daily payments representing 12% of future customer payments received until a total of approximately $342,250 is paid. In connection with the September 2024 Merchant Agreement, and as additional consideration, the Company has agreed to issue 1,993 shares of its common stock to the financial institution in an amount equal to 5% of the new principal Advance Amount, or $5,560, which was recorded as debt discount. The number of shares issued is equal to 5% of the Advance Amount divided by the average closing per share price of the Company’s common stock for the previous twenty (20) days from the date signed by the Merchant Agreement. The balance of the Merchant Agreement funding is expected to be repaid in full within the next year. The principal remaining outstanding on the September 2024 Merchant Agreement at December 31, 2024, is approximately $172,000, net of unamortized debt discount of approximately $52,000. The Company recognized approximately $52,000 in interest expense associated with the amortization of the debt discount under this agreement for the year ended December 31, 2024.

In December 2024, the Company entered into an agreement for the purchase and sale of future receivables (December 2024 Merchant Agreement) with a financial institution for the sale of future receivables in exchange for $232,000 funding (the December 2024 Purchase Price), of which $95,669 represented cash proceeds, and the balance applied as full settlement of the outstanding obligations under the August 2024 Merchant Agreement funding discussed above. The Purchase Price is to be repaid through daily payments representing 12% of future customer payments received until a total of approximately $317,600 is paid. In connection with the December 2024 Merchant Agreement, and as additional consideration, the Company has agreed to issue 1,484 shares of its common stock to the financial institution in an amount equal to 5% of the new principal Advance Amount, or $5,363, which was recorded as debt discount. The number of shares issued is equal to 5% of the Advance Amount divided by the average closing per share price of the Company’s common stock for the previous twenty (20) days from the date signed by the Merchant Agreement. The balance of the December 2024 Merchant Agreement funding is expected to be repaid in full within the next year. The principal remaining outstanding on the December 2024 Merchant Agreement at December 31, 2024, is approximately $220,000, net of unamortized debt discount of approximately $97,000. The amortization on the debt discount on this agreement was de minimis for the year ended December 31, 2024.

On February 28, 2025, the Company entered into an agreement for the purchase and sale of future receivables (February 2025 Merchant Agreement) with a financial institution for the sale of future receivables in exchange for $260,000 funding (the February 2025 Purchase Price), of which approximately $101,000 represented cash proceeds, and the balance applied as full settlement of the outstanding obligations under the September 2024 Merchant Agreement funding discussed above. The Purchase Price is to be repaid through daily payments representing 12% of future customer payments received until a total of approximately $354,000 is paid. In connection with the February 2025 Merchant Agreement, and as additional consideration, the Company issued 1,498 shares of its common stock to the financial institution in an amount equal to 5% of the new principal Advance Amount, or approximately $5,000, which was recorded as debt discount. The number of shares issued is equal to 5% of the Advance Amount divided by the average closing per share price of the Company’s common stock for the previous twenty (20) days from the date signed by the Merchant Agreement. The balance of the February 2025 Merchant Agreement funding is expected to be repaid in full within the next year.

For the quarters ended March 31, 2025 and 2024, the Company recognized a total of approximately $113,000 and $52,000 in interest expense associated with the amortization of the debt discounts on the 2025 and 2024 Merchant Agreements discussed above.

Other Promissory Notes

In March 2024, the Company issued a promissory note in the principal amount of $126,500 with an Original Issue Discount (OID) of $16,500 (March 2024 Promissory Note). Interest is charged on the principal at 14% upon issuance of the promissory note, totaling $17,710, and is payable, along with principal, in five individual payments commencing September 15, 2024, through the maturity date of January 15, 2025. In addition to the OID, the Company paid $8,150 in issuance costs associated with the 2024 March Promissory Note and recorded a debt discount totaling $24,650 which is being amortized over the repayment period of the principal through interest expense. The Company recognized approximately $23,000 in interest expense for the year ended December 31, 2024, associated with amortization of the debt discount on the March 2024 Promissory Note. Solely upon an event of default, and at the option of the holder, all amounts outstanding under the March 2024 Promissory Note are convertible into shares of the Company’s common stock, at a conversion price equal to 65% of the lowest trading price of the Company’s common stock during the ten trading days prior to the conversion date. In the event of default, all outstanding obligations under the March 2024 Promissory Note shall become due and payable at 150% of the outstanding principal amount plus accrued and unpaid interest, plus any other amounts owed under the March 2024 Promissory Note. Approximately $0 in principal and OID remain outstanding at March 31, 2025.

In April 2024, the Company issued a promissory note in the principal amount of $96,000 with an Original Issue Discount of $16,000 (April 2024 Promissory Note). Interest is charged on the principal at 15% upon issuance of the April 2024 Promissory Note, totaling $14,400, and is payable, along with principal, in ten individual payments of $11,040 commencing May 30, 2024, through the maturity date of March 31, 2025. The Company recognized approximately $18,000 in interest expense for the nine months ended June 30, 2024, associated with amortization of the debt discount on the April 2024 Promissory Note. Solely upon an event of default, and at the option of the holder of the April 2024 Promissory Note, all amounts outstanding under the April 2024 Promissory Note become convertible into shares of the Company’s common stock, at a conversion price equal to 65% of the lowest trading price of the Company’s common stock during the ten trading days prior to the conversion date. In the event of default, the April 2024 Promissory Note shall become due and payable at 150% of the outstanding principal amount of the April 2024 Promissory Note plus accrued and unpaid interest, plus any other amounts owed under the promissory note. All remaining outstanding obligations under the April 2024 Promissory Note were settled in full during the quarter ended March 31, 2025.

In September 2024, the Company issued a promissory note in the principal amount of $98,900 with an Original Issue Discount of $20,300 (September 2024 Promissory Note). Interest is charged on the principal at 14% upon issuance of the September 2024 Promissory Note, totaling $15,406, and is payable, along with principal as follows: $56,373 due March 15, 2025, $14,093 due on each of April 15, 2025 and May 15, 2025, and $14,874 due on June 15, 2025, and on the maturity date of July 15, 2025. The Company recognized a de minimis amount of interest expense for the year ended December 31, 2024, associated with amortization of the debt discount. Solely upon an event of default, and at the option of the holder of the September 2024 Promissory Note, all amounts outstanding under the September 2024 Promissory Note become convertible into shares of the Company’s common stock, at a conversion price equal to 65% of the lowest trading price of the Company’s common stock during the ten trading days prior to the conversion date. In the event of default, the September 2024 Promissory Note shall become due and payable at 150% of the outstanding principal amount of the September 2024 Promissory Note plus accrued and unpaid interest, plus any other amounts owed under the promissory note. Approximately $50,000 of principal and unamortized OID of approximately $18,000 remain outstanding at March 31, 2025.

In December 2024, the Company issued a promissory note in the principal amount of $132,250 with an Original Issue Discount of $24,450 (December 2024 Promissory Note). Interest is charged on the principal at 14% upon issuance of the December 2024 Promissory Note, totaling $18,515, and is payable, along with principal as follows: $75,383 due June 15, 2025, $18,846 due on each of July 15, 2025, August 15, 2025, September 15, 2025, and October 15, 2025 (the Maturity Date). The Company recognized a de minimis amount of interest expense for the year ended December 31, 2024, associated with amortization of the debt discount. Solely upon an event of default, and at the option of the holder of the December 2024 Promissory Note, all amounts outstanding under the December 2024 Promissory Note become convertible into shares of the Company’s common stock, at a conversion price equal to 65% of the lowest trading price of the Company’s common stock during the ten trading days prior to the conversion date. In the event of default, the December 2024 Promissory Note shall become due and payable at 150% of the outstanding principal amount of the December 2024 Promissory Note plus accrued and unpaid interest, plus any other amounts owed under the promissory note. All principal and approximately $16,000 of unamortized OID remain outstanding at March 31, 2025.

In March 2025, the Company issued a promissory note in the principal amount of $62,060 with an Original Issue Discount (OID) of $8,560 (March 2025 Promissory Note One). Interest is charged on the principal at 10% upon issuance of the promissory note, totaling $6,206, and is payable, along with principal, in ten individual payments commencing April 15, 2025, through the maturity date of January 15, 2026, of $6,827 each. In addition to the OID, the Company paid $4,303 in issuance costs associated with the March 2025 Promissory Note One. Solely upon an event of default, and at the option of the holder, all amounts outstanding under the March 2025 Promissory Note One are convertible into shares of the Company’s common stock, at a conversion price equal to 65% of the lowest trading price of the Company’s common stock during the ten trading days prior to the conversion date. In the event of default, all outstanding obligations under the March 2025 Promissory Note One shall become due and payable at 150% of the outstanding principal amount plus accrued and unpaid interest, plus any other amounts owed under the March 2025 Promissory Note One. All principal and approximately $10,000 of unamortized OID remain outstanding at March 31, 2025.

Also in March 2025, the Company issued a convertible promissory note in the principal amount of $103,750 (March 2025 Promissory Note Two). Interest is charged on the principal at 10% per annum, and is payable, along with principal, in full at the Maturity Date of March 15, 2026. The Company paid $7,900 in issuance costs associated with the March 2025 Promissory Note Two. Solely at the option of the holder, and from the period 180 days from the date of the Note through the later of the Maturity Date or day of payment of the Default Amount, all amounts outstanding under the Note are convertible into shares of the Company’s common stock, at a conversion price equal to 65% of the lowest trading price of the Company’s common stock during the ten trading days prior to the conversion date. In the event of general default, all outstanding obligations under the March 2025 Promissory Note Two shall become due and payable at 150% of the outstanding principal amount plus accrued and unpaid interest, plus any other amounts owed under the March 2025 Promissory Note Two. During the 180-day period commencing on the effective date of the promissory note, the Company may prepay the principal plus a pre-payment fee of up to 125% of the outstanding principal balance, plus interest. A fee of $1,500 will be charged upon each conversion of at least $15,000 of combined principal and interest. All principal and approximately $7,000 of unamortized OID remain outstanding at March 31, 2025.

Effective March 31, 2025, the Company issued a $150,000 convertible promissory note with a maturity date of September 30, 2025. On that date, or sooner at the election of the holder, the note will automatically convert into common stock at a conversion price of $1.75 per share. In conjunction with the convertible promissory note, the Company issued 34,286 shares of restricted common stock as original issue discount. The Company has not recorded the debt or equity associated with this transaction as of March 31, 2025 due to the promissory note not being funded until April 2025.

In August 2024, the Company entered into a financing arrangement with their Directors and Officers (D&O) insurance provider to fund the annual premium related to the D&O insurance policy. The total amount financed was $112,500 and incurs interest at a rate of 8.14% per annum, with nine monthly payments of principal and interest of $12,928 through May 2025. The remaining unpaid principal under this financing arrangement was $37,500 at March 31, 2025.

The following is a summary of debt outstanding at March 31, 2025, and December 31, 2024:

	March 31, 2025	December 31, 2024
Merchant Agreements	$540,433	$541,972
Other Promissory Notes	385,577	332,796
Total debt	926,011	874,768
Less: Unamortized debt discounts	(193,935)	(200,853)
Current portion of debt	$732,076	$673,915

The weighted average interest rate on short term borrowings outstanding at March 31, 2025 and December 31, 2024, was 52% and 46%, respectively.